Prepaid Expenses	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Prepaid Expenses
6.	Prepaid Expenses
Prepaid expenses as at December 31, 2013 includes $4,800 (2012: nil) costs incurred in connection with the Company’s refinancing project.